Prepayments and Other Assets - Summary of Other Assets (Parenthetical) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Prepayments And Other Assets [Line Items]
Loans to employees to meet personal needs for period	1 year
Prepaid Content Fee	¥ 220,600,000
Nonmonetary Transaction, Gross Operating Revenue Recognized		¥ 40,000,000
Allowance for doubtful accounts	86,697,899
Non-Monetary Contracts With Third Party Television Content Provider
Prepayments And Other Assets [Line Items]
Contract asset	40,000,000.0
Contract liability	40,000,000.0
Third Party Media Companies And Freelancers
Prepayments And Other Assets [Line Items]
Allowance for doubtful accounts	0	0
Sales and Marketing Expenses | Non-Monetary Contracts With Third Party Television Content Provider
Prepayments And Other Assets [Line Items]
Amortization of contract asset	¥ 18,900,000	¥ 21,100,000
Minimum
Prepayments And Other Assets [Line Items]
Use of content period of use	6 months
Maximum
Prepayments And Other Assets [Line Items]
Use of content period of use	12 months